UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.1%)(a)

	Shares	Value

Aerospace and Defense (1.0%)
MTU Aero Engines Holding AG (Germany)	185,966	$11,037,842

Airlines (2.3%)
British Airways PLC (United Kingdom) (NON)	533,516	5,101,507
Cathay Pacific Airways (Hong Kong)	2,876,000	7,317,073
Singapore Airlines, Ltd. (Singapore)	1,162,000	12,717,874
		25,136,454

Automotive (5.0%)
Bayerische Motoren Werke (BMW) AG (Germany)	264,642	15,629,841
Denso Corp. (Japan)	232,000	8,627,611
Peugeot SA (France)	106,183	7,480,638
Renault SA (France)	63,802	7,458,806
Suzuki Motor Corp. (Japan)	555,600	14,434,845
		53,631,741

Banking (22.2%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	597,459	14,663,325
Banco Comercial Portugues SA (Portugal)	2,876,986	10,410,843
Banco Santander Central Hispano SA (Spain)	1,657,510	29,569,329
Bank of Ireland PLC (Ireland)	541,747	11,682,826
Bank of Montreal (Canada)	233,200	14,104,888
Barclays PLC (United Kingdom)	1,640,565	23,272,522
BNP Paribas SA (France)	169,248	17,670,694
Daegu Bank (South Korea)	456,470	8,299,455
DnB Holdings ASA (Norway)	848,400	11,979,580
Fortis (Belgium)	362,086	16,530,641
HSBC Holdings PLC (United Kingdom)	833,064	14,579,380
National Bank of Greece SA (Greece)	88,792	4,706,989
Royal Bank of Scotland Group PLC (United Kingdom)	764,233	29,831,988
Societe Generale (France)	113,249	19,563,511
Westpac Banking Corp. (Australia)	613,614	13,082,119
		239,948,090

Basic Materials (1.4%)
Anglo American PLC (United Kingdom)	296,353	15,608,905

Chemicals (2.8%)
Asahi Kasei Corp. (Japan)	2,127,000	15,494,702
BASF AG (Germany)	134,157	15,065,661
		30,560,363

Coal (0.8%)
Yanzhou Coal Mining Co., Ltd. (China)	8,548,000	8,182,731

Communications Equipment (1.3%)
Nokia OYJ (Finland)	627,503	14,437,099

Computers (1.8%)
Mitsubishi Electric Corp. (Japan)	970,000	9,998,132
Wincor Nixdorf AG (Germany)	95,808	8,929,683
		18,927,815

Conglomerates (0.7%)
Investor AB Class B (Sweden)	319,600	7,599,496

Consumer (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	787,000	15,869,630

Distribution (0.6%)
Jeronimo Martins, SGPS, SA (Portugal)	251,717	6,554,295

Electric Utilities (4.4%)
E.On AG (Germany)	118,182	15,973,369
Enel SpA (Italy)	1,288,116	13,777,371
Kansai Electric Power, Inc. (Japan)	266,200	7,661,895
RWE AG (Germany)	98,200	10,385,216
		47,797,851

Electronics (2.2%)
Brother Industries, Ltd. (Japan)	639,000	8,658,889
Omron Corp. (Japan)	327,900	8,825,293
Samsung Electronics Co., Ltd. (South Korea)	10,090	6,040,053
		23,524,235

Energy (0.6%)
Aker Kvaerner ASA (Norway)	263,500	5,940,935
Electromagnetic GeoServices AS 144A (Norway) (NON)	30,790	684,065

		6,625,000

Engineering & Construction (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	116,300	5,480,260

Financial (0.7%)
Shinhan Financial Group Co., Ltd. (South Korea)	127,690	7,331,483

Food (3.7%)
Nestle SA (Switzerland)	46,168	17,984,201
Orkla ASA (Norway)	161,800	11,409,930
Toyo Suisan Kaisha, Ltd. (Japan)	536,000	10,557,989
		39,952,120

Forest Products and Packaging (0.6%)
Smurfit Kappa PLC (Ireland) (NON)	213,579	5,333,091
Smurfit Kappa PLC 144A (Ireland) (NON)	57,241	1,429,314
		6,762,405

Health Care Services (0.8%)
Suzuken Co., Ltd. (Japan)	249,800	8,865,376

Homebuilding (0.4%)
Barratt Developments PLC (United Kingdom)	211,632	4,601,065

Insurance (6.7%)
Allianz SE (Germany)	120,138	24,704,722
Axa SA (France)	468,387	19,851,375
ING Groep NV (Netherlands)	215,879	9,123,531
Zurich Financial Services AG (Switzerland)	64,213	18,538,735
		72,218,363

Investment Banking/Brokerage (6.0%)
3i Group PLC (United Kingdom)	305,314	6,824,012
Credit Suisse Group (Switzerland)	401,464	28,815,261
Deutsche Bank AG (Germany)	156,733	21,087,615
Nomura Securities Co., Ltd. (Japan)	417,900	8,710,685
		65,437,573

Manufacturing (0.6%)
IMI PLC (United Kingdom)	588,666	6,717,562

Metals (4.7%)
Alcan Aluminum, Ltd. (Canada)	222,728	11,628,152
JFE Holdings, Inc. (Japan)	150,800	8,924,062
POSCO (South Korea)	26,865	11,283,014
Salzgitter AG (Germany)	41,888	6,102,295
Voest-Alpine AG (Austria)	177,187	12,847,261
		50,784,784

Natural Gas Utilities (1.7%)
Osaka Gas Co., Ltd. (Japan)	3,058,000	11,865,393
Tokyo Gas Co., Ltd. (Japan)	1,248,000	6,961,589
		18,826,982

Oil & Gas (8.0%)
BP PLC (United Kingdom)	3,019,291	32,791,312
China Petroleum & Chemical Corp. (China)	13,138,000	11,113,807
Petroleo Brasileiro SA ADR (Brazil) (S)	82,845	8,243,906
Royal Dutch Shell PLC Class B (Netherlands)	198,604	6,607,639
Saras SpA (Italy) (S)	1,425,870	8,367,923
Statoil ASA (Norway)	329,382	8,971,220
Total SA (France)	151,146	10,585,735
		86,681,542

Pharmaceuticals (3.8%)
Merck KGaA (Germany)	18,962	2,444,136
Merck KGaA 144A (Germany)	26,480	3,413,180
Novartis AG (Switzerland)	106,605	6,116,033
Ono Pharmaceutical Co., Ltd. (Japan)	271,300	15,202,751
Tanabe Seiyaku Co., Ltd. (Japan)	1,051,000	14,304,237
		41,480,337

Photography/Imaging (2.0%)
Fuji Photo Film Cos., Ltd. (Japan)	333,400	13,643,980
Konica Corp. (Japan)	582,500	7,655,884
		21,299,864

Publishing (1.6%)
Dai Nippon Printing Co., Ltd. (Japan)	434,000	6,831,686
Schibsted ASA (Norway)	221,200	9,756,040
		16,587,726

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong)	1,542,000	5,229,527

Retail (2.9%)
Adidas-Salomon AG (Germany)	130,496	7,118,166
Lawson, Inc. (Japan)	243,100	9,350,000
Onward Kashiyama Co., Ltd. (Japan)	483,000	6,721,319
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	233,242	8,228,457
		31,417,942

Telecommunications (3.1%)
Koninklijke (Royal) KPN NV (Netherlands)	548,467	8,539,411
PT Telekomunikasi (Indonesia)	5,255,500	5,676,170
Swisscom AG (Switzerland)	18,902	6,834,063
Telefonos de Mexico SA de CV (Telmex) (Mexico)	2,747,358	4,571,464
Vodafone Group PLC (United Kingdom)	3,030,623	8,079,527
		33,700,635

Telephone (1.4%)
Belgacom SA (Belgium)	200,848	8,917,395
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	213,700	5,844,042
		14,761,437

Trucks & Parts (0.8%)
GKN PLC (United Kingdom)	1,116,704	8,381,994

Total common stocks (cost $901,062,338)		$1,071,960,524
SHORT-TERM INVESTMENTS (0.6%)

	Principal
	amount/Shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 5.28% to 5.59% and due dates
ranging from April 2, 2007 to May 29, 2007 (d)	$3,371,078	$3,367,428
Putnam Prime Money Market Fund (e)	6,297,623	6,297,623

Total Short -term investments (cost $ 8,791,751)		$9,665,051

TOTAL INVESTMENTS

Total investments (cost $910,727,389) (b)		$1,081,625,575

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $173,346,445) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$49,284,354	$47,459,519	4/18/07	$1,824,835
British Pound	35,317,361	34,636,317	6/20/07	681,044
Canadian Dollar	46,931,816	46,104,309	4/18/07	827,507
Japanese Yen	10,563,779	10,338,632	5/16/07	225,147
Swedish Krona	18,593,753	18,471,773	6/20/07	121,980
Swiss Franc	16,445,229	16,335,895	6/20/07	109,334

Total				$3,789,847

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $145,072,871) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$6,159,725	$5,975,675	4/18/07	$(184,050)
Euro	65,021,913	63,895,379	6/20/07	(1,126,534)
Japanese Yen	10,205,652	9,958,502	5/16/07	(247,150)
Norwegian Krone	37,015,193	36,052,129	6/20/07	(963,064)
Swiss Franc	29,297,068	29,191,186	6/20/07	(105,882)

Total				$(2,626,680)

NOTES

(a) Percentages indicated are based on net assets of $1,082,139,000.

(b) The aggregate identified cost on a tax basis is $910,153,238, resulting in gross unrealized appreciation and depreciation of $179,780,749 and $9,181,712, respectively, or net unrealized appreciation of $170,599,037.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $3,218,106. The fund received cash collateral of $3,367,428 which is pooled with collateral of other Putnam funds into 32 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $315,507 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $215,897,252 and $209,599,629, respectively.

At March 31, 2007, liquid assets totaling $29,436,741 have been designated as collateral for open forward contracts.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	1.2%
Austria	1.2
Belgium	2.4
Canada	2.4
China	1.8
Finland	1.3
France	7.7
Germany	13.9
Hong Kong	1.2
Ireland	1.7
Italy	2.1
Japan	20.8
Netherlands	2.3
Norway	4.5
Portugal	1.6
Singapore	1.2
South Korea	3.1
Spain	4.1
Switzerland	7.3
United Kingdom	14.4
Other	3.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.4%)(a)

	Shares	Value

Advertising and Marketing Services (1.6%)
aQuantive, Inc. (NON)	30,200	$842,882
inVentiv Health, Inc. (NON)	157,300	6,023,017
ValueClick, Inc. (NON)	42,600	1,113,138
		7,979,037

Aerospace and Defense (3.2%)
AAR Corp. (NON)	38,800	1,069,328
Aerovironment, Inc. (NON)	59,030	1,349,426
Armor Holdings, Inc. (NON)	43,800	2,949,054
Innovative Solutions & Support, Inc. (NON)	31,900	807,708
LMI Aerospace, Inc. (NON)	81,500	1,518,345
Orbital Sciences Corp. (NON)	123,500	2,314,390
Teledyne Technologies, Inc. (NON)	74,800	2,800,512
United Industrial Corp.	59,200	3,267,840
		16,076,603

Agriculture (0.5%)
Andersons, Inc. (The)	56,000	2,486,400

Airlines (0.4%)
World Air Holdings, Inc. (NON)	176,400	1,869,840

Automotive (1.0%)
BorgWarner, Inc.	32,100	2,420,982
Force Protection, Inc. (NON)	87,200	1,635,872
Lamson & Sessions Co. (The) (NON)	39,800	1,106,042
		5,162,896

Banking (3.3%)
Capital Corporation of the West	24,400	647,820
Capitol Bancorp, Ltd.	36,000	1,326,600
Center Financial Corp.	50,000	988,500
City Holding Co.	27,800	1,124,510
Coastal Financial Corp.	47,400	740,862
Columbia Bancorp	25,200	605,052
Columbia Banking Systems, Inc.	42,900	1,447,017
Corus Bankshares, Inc.	86,700	1,479,102
Financial Institutions, Inc.	58,100	1,166,067
First Regional Bancorp (NON)	13,200	392,040
First State Bancorp.	20,300	457,765
PremierWest Bancorp	173,875	2,349,051
Trico Bancshares	98,200	2,324,394
West Coast Bancorp	23,700	757,689
Western Alliance Bancorp. (NON)	24,100	748,064
Wilshire Bancorp, Inc.	8,500	139,400
		16,693,933

Beverage (0.3%)
Jones Soda Co. (NON)	63,600	1,285,992

Biotechnology (4.3%)
Affymetrix, Inc. (NON)	47,600	1,431,332
Alexion Pharmaceuticals, Inc. (NON)	31,500	1,362,060
Digene Corp. (NON)	69,100	2,930,531
Enzon, Inc. (NON)	203,400	1,657,710
Illumina, Inc. (NON)	51,200	1,500,160
Integra LifeSciences Holdings (NON)	29,500	1,344,610
Invitrogen Corp. (NON)	22,700	1,444,855
LifeCell Corp. (NON)	99,400	2,482,018
MannKind Corp. (NON)	90,900	1,299,870
Medicines Co. (NON)	78,500	1,968,780
MGI Pharma, Inc. (NON)	109,700	2,464,959
Viropharma, Inc. (NON)	109,800	1,575,630
		21,462,515

Broadcasting (0.2%)
World Wrestling Entertainment, Inc.	70,100	1,142,630

Building Materials (0.5%)
Comfort Systems USA, Inc.	78,500	940,430
Genlyte Group, Inc. (The) (NON)	19,176	1,352,867
		2,293,297

Chemicals (1.7%)
Airgas, Inc.	29,300	1,234,995
Koppers Holdings, Inc.	93,500	2,399,210
Pioneer Cos., Inc. (NON)	174,900	4,834,236
		8,468,441

Commercial and Consumer Services (2.2%)

Diamond Management & Technology Consultants, Inc.	83,000	970,270
Dollar Financial Corp. (NON)	65,900	1,667,270
Healthcare Services Group, Inc.	50,300	1,441,095
Navigant Consulting, Inc. (NON)	93,200	1,841,632
Watson Wyatt Worldwide, Inc. Class A	75,500	3,673,075
Wright Express Corp. (NON)	41,500	1,258,695
		10,852,037

Communications Equipment (0.8%)
CommScope, Inc. (NON)	53,300	2,286,570
Comtech Telecommunications Corp. (NON)	47,900	1,855,167
		4,141,737

Computers (4.7%)
Acme Packet, Inc. (NON)	152,606	2,255,517
American Reprographics Co. (NON)	77,400	2,383,146
Anixter International, Inc. (NON)	50,300	3,316,782
ANSYS, Inc. (NON)	27,400	1,391,098
Atheros Communications (NON)	41,100	983,523
Electronics for Imaging, Inc. (NON)	71,500	1,676,675
Kronos, Inc. (NON)	55,900	2,990,650
Magma Design Automation, Inc. (NON)	182,700	2,185,092
Mentor Graphics Corp. (NON)	164,200	2,683,028
Trident Microsystems, Inc. (NON)	45,600	914,736
Vasco Data Security International, Inc. (NON)	62,200	1,111,514
Verint Systems, Inc. (NON)	54,700	1,758,605
		23,650,366

Construction (0.8%)
Infrasourse Services, Inc. (NON)	64,400	1,966,132
Layne Christensen Co. (NON)	55,500	2,021,310
		3,987,442

Consumer (1.3%)
Blue Nile, Inc. (NON)	38,100	1,549,146
Central Garden & Pet Co. (NON)	40,700	601,139
Central Garden & Pet Co. Class A (NON)	81,400	1,196,580
Tupperware Brands Corp.	131,200	3,270,816
		6,617,681

Consumer Finance (0.6%)
World Acceptance Corp. (NON)	73,800	2,948,310

Consumer Goods (0.6%)
Chattem, Inc. (NON)	12,900	760,326
Prestige Brands Holdings, Inc. (NON)	184,400	2,185,140
		2,945,466

Consumer Services (1.0%)
Emdeon Corp. (NON)	196,200	2,968,506
Interline Brands, Inc. (NON)	94,300	2,067,056
		5,035,562

Distribution (0.4%)
LKQ Corp. (NON)	60,000	1,311,600
MWI Veterinary Supply, Inc. (NON)	27,392	903,936
		2,215,536

Electric Utilities (0.3%)
Pike Electric Corp. (NON)	95,317	1,723,331

Electrical Equipment (0.5%)
WESCO International, Inc. (NON)	40,800	2,561,424

Electronics (3.3%)
Ansoft Corp. (NON)	32,700	1,034,628
Axsys Technologies, Inc. (NON)	69,700	1,099,866
Benchmark Electronics, Inc. (NON)	58,200	1,202,412
Cypress Semiconductor Corp. (NON)	52,800	979,440
General Cable Corp. (NON)	42,400	2,265,432
IPG Photonics Corp. (NON)	44,780	859,776
Itron, Inc. (NON)	51,700	3,362,568
RF Micro Devices, Inc. (NON)	456,700	2,845,241
Silicon Image, Inc. (NON)	229,200	1,870,272
Supertex, Inc. (NON)	27,600	916,596
		16,436,231

Energy (3.4%)
Basic Energy Services, Inc. (NON)	74,000	1,724,200
Core Laboratories NV (Netherlands) (NON)	23,200	1,944,856
Grey Wolf, Inc. (NON)	383,900	2,572,130
Hercules Offshore, Inc. (NON)	61,800	1,622,868
Matrix Service Co. (NON)	122,900	2,486,267
NATCO Group, Inc. (NON)	73,000	2,490,760
Oceaneering International, Inc. (NON)	25,300	1,065,636
Tidewater, Inc.	48,400	2,835,272
		16,741,989

Energy (Other) (0.3%)
First Solar, Inc. (NON)	13,630	708,896
JA Solar Holdings Co., Ltd. ADR (China) (NON)	52,560	950,810
		1,659,706

Engineering & Construction (0.4%)
EMCOR Group, Inc. (NON)	32,900	1,940,442

Financial (0.3%)
FCStone Group, Inc. (NON)	38,079	1,421,108

Food (0.2%)
Hain Celesial Group, Inc. (NON)	34,700	1,043,429

Forest Products and Packaging (0.7%)
Graphic Packaging Corp. (NON)	308,800	1,463,712
Silgan Holdings, Inc.	42,100	2,151,731
		3,615,443

Health Care Services (4.7%)
AMERIGROUP Corp. (NON) (SEG)	84,700	2,574,880
AMN Healthcare Services, Inc. (NON)	99,983	2,261,615
Apria Healthcare Group, Inc. (NON)	163,800	5,282,550
Bioenvision, Inc. (NON)	321,200	1,313,708
Corvel Corp. (NON)	38,300	1,158,575
HealthExtras, Inc. (NON)	38,500	1,108,030
LHC Group, Inc. (NON)	50,000	1,621,500
Psychiatric Solutions, Inc. (NON)	31,800	1,281,858
United Therapeutics Corp. (NON)	60,800	3,269,824
WellCare Health Plans, Inc. (NON)	40,400	3,444,100
		23,316,640

Insurance (1.1%)
FBL Financial Group, Inc. Class A	11,052	432,465
Market Corp. (NON)	4,100	1,987,803
Philadelphia Consolidated Holding Corp. (NON)	66,000	2,903,340
		5,323,608

Investment Banking/Brokerage (2.8%)
Affiliated Managers Group (NON)	21,900	2,372,865
Calamos Asset Management, Inc. Class A	47,000	1,049,040
Evercore Partners, Inc. Class A	41,115	1,282,377
GFI Group, Inc. (NON)	49,819	3,386,197
Greenhill & Co., Inc.	36,670	2,251,171
KBW, Inc. (NON)	25,970	902,717
Penson Worldwide, Inc. (NON)	52,400	1,581,956
SWS Group, Inc.	39,900	989,919
		13,816,242

Leisure (0.3%)
K2, Inc. (NON)	110,100	1,331,109

Machinery (2.1%)
Applied Industrial Technologies, Inc.	58,050	1,424,547
Bucyrus International, Inc. Class A	22,600	1,163,900
Manitowoc Co., Inc. (The)	39,600	2,515,788
Terex Corp. (NON)	33,200	2,382,432
Wabtec Corp.	88,200	3,042,018
		10,528,685

Manufacturing (1.8%)
Acuity Brands, Inc.	46,700	2,542,348
Knoll, Inc.	49,100	1,170,053
Mettler-Toledo International, Inc. (Switzerland) (NON)	36,800	3,296,176
Tredegar Corp.	94,400	2,151,376
		9,159,953

Media (0.4%)
Meredith Corp.	30,500	1,750,395

Medical Technology (6.4%)
Accuray, Inc. (NON)	17,400	386,976
Atherogenics, Inc. (NON)	189,377	532,149
DENTSPLY International, Inc.	77,000	2,521,750
DJ Orthopedics, Inc. (NON)	29,100	1,102,890
Edwards Lifesciences Corp. (NON)	65,500	3,320,850
Hologic, Inc. (NON)	30,000	1,729,200
Immucor, Inc. (NON)	40,300	1,186,029
Inverness Medical Innovations, Inc. (NON)	29,350	1,284,943
Kinetic Concepts, Inc. (NON)	59,000	2,987,760
Meridian Bioscience, Inc.	69,800	1,937,648
NxStage Medical, Inc. (NON)	74,500	992,340
Palomar Medical Technologies, Inc. (NON)	36,000	1,438,200
PSS World Medical, Inc. (NON)	155,300	3,283,042
Techne Corp. (NON)	34,700	1,981,370
Vital Signs, Inc.	27,700	1,439,846
Volcano Corp. (NON)	56,760	1,022,248
West Pharmaceutical Services, Inc.	82,400	3,825,832
Zoll Medical Corp. (NON)	43,500	1,159,275

		32,132,348

Metals (1.3%)
Claymont Steel Holdings, Inc. (NON)	11,920	237,566
Quanex Corp.	59,400	2,515,590
RBC Bearings, Inc. (NON)	32,200	1,076,446
Texas Industries, Inc.	32,800	2,477,384
		6,306,986

Oil & Gas (2.3%)
Alon USA Energy, Inc.	67,400	2,439,880
Frontier Oil Corp.	79,100	2,581,824
Pioneer Drilling Co. (NON)	158,700	2,013,903
Tesoro Corp.	32,000	3,213,760
Todco Class A (NON)	30,000	1,209,900
		11,459,267

Pharmaceuticals (3.3%)
Alkermes, Inc. (NON)	46,500	717,960
Cephalon, Inc. (NON)	37,400	2,663,254
Labopharm, Inc. (Canada) (NON)	81,500	464,550
Mylan Laboratories, Inc.	118,100	2,496,634
Salix Pharmaceuticals, Ltd. (NON)	599,835	7,557,922
Santarus, Inc. (NON)	208,700	1,469,248
Sciele Pharma, Inc. (NON)	55,700	1,318,976
		16,688,544

Publishing (0.4%)
Marvel Entertainment, Inc. (NON)	64,500	1,789,875

Real Estate (0.2%)
LaSalle Hotel Properties (R)	20,900	968,924

Restaurants (4.5%)
Brinker International, Inc.	96,000	3,139,200
Buffalo Wild Wings, Inc. (NON)	22,100	1,407,770
CEC Entertainment, Inc. (NON)	60,400	2,509,016
Domino's Pizza, Inc.	189,400	6,149,818
McCormick & Schmick's Seafood Restaurants, Inc. (NON)	116,500	3,123,365
Morton's Restaurant Group, Inc. (NON)	129,960	2,311,988
Papa John's International, Inc. (NON)	65,900	1,937,460
Sonic Corp. (NON)	91,200	2,031,936
		22,610,553

Retail (7.3%)
Big Lots, Inc. (NON)	90,900	2,843,352
Brown Shoe Co., Inc.	74,900	3,145,800
Cabela's, Inc. (NON)	54,760	1,358,596
Cash America International, Inc.	38,900	1,594,900
Dick's Sporting Goods, Inc. (NON)	52,800	3,076,128
EZCORP, Inc. Class A (NON)	275,400	4,056,642
Iconix Brand Group, Inc. (NON)	72,100	1,470,840
Longs Drug Stores Corp.	50,200	2,592,328
Nautilus, Inc.	87,200	1,345,496
Pantry, Inc. (The) (NON)	41,200	1,863,064
Priceline.com, Inc. (NON)	57,060	3,039,016
Ross Stores, Inc.	75,100	2,583,440
Timberland Co. (The) Class A (NON)	42,900	1,116,687
Tuesday Morning Corp.	110,600	1,641,304
Under Armour, Inc. Class A (NON)	26,800	1,374,840
Wolverine World Wide, Inc.	80,900	2,311,313
Zumiez, Inc. (NON)	20,000	802,400
		36,216,146

Schools (0.2%)
Bright Horizons Family Solutions, Inc. (NON)	26,499	1,000,337

Semiconductor (2.6%)
Advanced Energy Industries, Inc. (NON)	59,400	1,249,776
AMIS Holdings, Inc. (NON)	187,500	2,053,125
Cymer, Inc. (NON)	19,400	806,070
Lam Research Corp. (NON)	53,800	2,546,892
LTX Corp. (NON)	396,200	2,424,744
Micrel, Inc. (NON)	264,200	2,911,484
Varian Semiconductor Equipment (NON)	19,600	1,046,248
		13,038,339

Shipping (0.2%)
Kirby Corp. (NON)	34,700	1,213,806

Software (3.7%)
Blackboard, Inc. (NON)	28,800	968,544
Glu Mobile, Inc. (NON)	39,900	399,000
Interwoven, Inc. (NON)	294,300	4,973,670
MicroStrategy, Inc. (NON)	32,000	4,044,480
Parametric Technology Corp. (NON)	126,100	2,407,249
Sybase, Inc. (NON)	97,400	2,462,272
WebEx Communications, Inc. (NON)	59,000	3,354,740
		18,609,955

Staffing (1.2%)
Heidrick & Struggles International, Inc. (NON)	27,100	1,312,995
Korn/Ferry International (NON)	208,500	4,782,990
		6,095,985

Technology (1.2%)
Amkor Technologies, Inc. (NON)	207,800	2,593,344
ON Semiconductor Corp. (NON)	382,200	3,409,224
		6,002,568

Technology Services (3.5%)
Blue Coat Systems, Inc. (NON)	73,000	2,681,290
Cybersource Corp. (NON)	106,800	1,336,068
IHS, Inc. Class A (NON)	44,500	1,829,395
Infocrossing, Inc. (NON)	189,800	2,822,326
Internap Network Services Corp. (NON)	108,900	1,715,175
Knot, Inc. (The) (NON)	93,500	2,013,055
SAIC, Inc. (NON)	66,500	1,151,780
Sykes Enterprises, Inc. (NON)	79,100	1,442,784
Trizetto Group (NON)	126,500	2,531,265
		17,523,138

Telecommunications (2.8%)
Brightpoint, Inc. (NON)	93,000	1,063,920
Lightbridge, Inc. (NON)	313,700	5,511,709
Nice Systems, Ltd. ADR (Israel) (NON)	52,600	1,789,452
OpNext, Inc. (NON)	81,500	1,205,385
SAVVIS, Inc. (NON)	68,100	3,260,628
UTStarcom, Inc. (NON)	114,700	950,863
		13,781,957

Telephone (0.6%)
Telephone and Data Systems, Inc.	47,100	2,808,102

Textiles (2.5%)
G-III Apparel Group, Ltd. (NON)	58,100	1,106,805
Gymboree Corp. (The) (NON)	99,000	3,966,930
Maidenform Brands, Inc. (NON)	174,800	4,032,636
Oxford Industries, Inc.	36,800	1,819,392
True Religion Apparel, Inc. (NON)	94,400	1,533,056
		12,458,819

Transportation (1.0%)
Hornbeck Offshore Services, Inc. (NON)	168,800	4,836,120

Transportation Services (0.9%)
Dynamex, Inc. (NON)	59,000	1,500,960
HUB Group, Inc. Class A (NON)	100,600	2,916,394
		4,417,354

Trucks & Parts (0.3%)
Spartan Motors, Inc.	55,800	1,295,118

Total common stocks (cost $426,714,838)		$490,939,697

SHORT-TERM INVESTMENTS (2.3%)(a) (cost $11,420,745)
	Shares	Value

Putnam Prime Money Market Fund (e)	11,420,745	$11,420,745

TOTAL INVESTMENTS

Total investments (cost $438,135,583) (b)		$502,360,442

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation/

E-mini S&P MidCap 400 Index (Long)	7	$599,060	Jun-07	$16,401
Russell 2000 Index Mini (Long)	58	4,686,400	Jun-07	148,488
S&P 500 Index (Long)	2	715,600	Jun-07	12,742

Total				$177,631

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $231,700) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Atherogenics, Inc. (Call)	$132,400	Apr-07/$35.00	$13

     NOTES

(a) Percentages indicated are based on net assets of $499,139,810.

(b) The aggregate identified cost on a tax basis is $438,698,297, resulting in gross unrealized appreciation and depreciation of $83,984,128 and $20,321,983, respectively, or net unrealized appreciation of $63,662,145.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $186,647 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $137,961,711 and $131,316,152, respectively.

(R) Real Estate Investment Trust.

At March 31, 2007, liquid assets totaling $10,635,060 have been designated as collateral for open options and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007